As filed with the Securities and Exchange Commission on    March 13,1997
                                             Registration No. 2-92633


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                  FORM N-1A
                         REGISTRATION STATEMENT UNDER
                      THE SECURITIES ACT OF 1933     X
               POST-EFFECTIVE AMENDMENT NO.   25         X
                                     and
                         REGISTRATION STATEMENT UNDER
                  THE INVESTMENT COMPANY ACT OF 1940     X

                       AMENDMENT NO.   28         X



                         MANNING & NAPIER FUND, INC.
              (Exact Name of Registrant as Specified in Charter)



                 1100 Chase Square, Rochester, New York 14604
              (Address of Principal Executive Office) (Zip Code)

      Registrant's Telephone Number, including Area Code (716) 325-6880

                     B. Reuben Auspitz or Barbara Lapple
                       c/o Manning & Napier Fund, Inc.
                              1100 Chase Square
                          Rochester, New York 14604
                   (Name and Address of Agent for Service)


                                  Copies to:
                            Richard W. Grant, Esq.
                           Morgan, Lewis & Bockius
                            2000 One Logan Square
                            Philadelphia, PA 19103


   It is proposed that this filing will become effective on March 13, 1997 pursuant to paragraph (b) of Rule 485.



Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for its fiscal year ended December 31, 1997 was filed on February 20, 1997.

                         MANNING & NAPIER FUND, INC.
                            Cross Reference Sheet





Form N-1A item
---------------------------------------
Item Number
---------------------------------------
Part A                                                      Prospectus Caption
---------------------------------------  ---------------------------------------------------------

1.                                       Cover Page
2.                                                                                               *
3.                                       Consolidated Financial Information
4.                                       General Information; Cover Page; Investment Objective
                                         and Policies; Principal Investment Restrictions
5.     (a-b)                             Management
       (c)                                                                                       *
       (d)                               General Information
       (e)                               Management
       (f)                                                                                       *
6.     (a-e)                             General Information
       (f-g)                             Dividends and Tax Status
7.                                       Subscriptions, Exchanges & Redemptions of Shares
8.                                       Subscriptions, Exchanges & Redemptions of Shares
9.                                                                                               *
Part B                                   Statement of Additional Information or Prospectus Caption
                                         (indicated by See Part A")
---------------------------------------
10.                                      Cover Page
11.                                      Cover Page
12.                                                                                              *
13.                                      Investment Objective and Policies
14.                                      Management
15.    (a-b)                             See Part A--General Information
       (c)                               Management
16.    (a-c)                             Management
       (d-g)                                                                                     *
       (h)                               See Part A--General Information
       (i)                                                                                       *
17.    (a)                               Management--Portfolio Transactions and Brokerage
       (b)                                                                                       *
       (c)                               Management--Portfolio Transactions and Brokerage
18.    See Part A--General Information
19.    (a-b)                             See Part A--Offering of Shares
       (c)                               See Part A-Redemption of Shares
       (d)                                                                                       *
20.    Dividends and Tax Status
21.                                                                                              *
22.                                                                                              *
23.    Financial Statements






Part C
     Information required to be included in Part C is set forth under the appropriate item, so numbered, in
     Part C to this Registration Statement.

* Not Applicable

                  Supplemental Prospectus
                for Manning & Napier Fund, Inc. dated
              March 13, 1997 to the Prospectus
        for the Manning & Napier Fund, Inc. dated March 6, 1996.


EXPENSES
SHAREHOLDER TRANSACTION EXPENSES
(As a percentage of offering price)

Maximum Sales Charge Imposed on Purchases       None
Redemption Fees                                 None

ANNUAL OPERATING EXPENSES

The following information provides (I) a tabular summary of expenses relating to the annual operating expense of the Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.






Annual Fund Operating Expenses (as a percentage of average daily net assets)
----------------------------------------------------------------------------

                                                                                     Small                     Life
                                                                        Technology   Cap       International   Sciences
                                                                        Series1      Series1   Series1         Series1
                                                                        -----------  --------  --------------  ---------
Management                                                                    1.00%     1.00%           1.00%      1.00%
12b-1 fees                                                              None         None      None            None
Other expenses                                                                0.04%     0.08%           0.12%      0.06%
                                                                        -----------  --------  --------------  ---------
Total fund operating
   expenses                                                                   1.04%     1.08%           1.12%      1.06%
                                                                        ===========  ========  ==============  =========



Annual Fund Operating Expenses (as a percentage of average net assets)
----------------------------------------------------------------------

                                                                        Financial             Global         World
                                                                        Services    Energy    Fixed Income   Opportunities
                                                                        Series2     Series2   Series2        Series1
                                                                        ----------  --------  -------------  --------------
Management                                                                   1.00%     1.00%          1.00%           1.00%
12b-1 fees                                                              None        None      None           None
Other expenses                                                               0.13%     0.13%          0.25%           0.17%
                                                                        ----------  --------  -------------  --------------
Total fund operating
   expenses                                                                  1.13%     1.13%          1.25%           1.17%
                                                                        ==========  ========  =============  ==============

You would pay the following expenses on a $1,000 investment, assuming a) 5.0% annual return and b) redemptions at the end of each time period:






                               1 year   3 years   5 years   10 years
                              -------  --------  --------  ---------
Technology Series 1           $    11  $     33  $     57  $     127
Small Cap Series 1                 11        34        60        132
International Series 1             11        36        62        136
Life Sciences Series 1             11        34        58        129
Energy Series 2                    12        36
Financial Services Series 2        12        36
Global Fixed Income Series 2       13        40
World Opportunities Series 1       12        37        64        142

1 The Life Sciences Series was engaged in active investment operations for the period January 1, 1995 through September 21, 1995. The Small Cap Series, Technology Series and the International Series were engaged in active investment operations for the year ended December 31, 1996 and the World Opportunities Series was engaged in active investment operations for the period September 6, 1996 (commencement of operations) to December 31, 1996; therefore, actual management fees and other expenses were used above.

2 As these Series have not commenced active investment operations, the "Annual Fund Operating Expenses" percentages and the "Example" expenses presented are estimates based upon expense and average net assets if the Series were in active investment operations for an entire year.

The purpose of the above table is to assist the investor in understanding the various costs and expenses associated with investing in the Fund. For a more complete description of the various costs and expenses illustrated above, please refer to the Management sections of this Prospectus.

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

The following tables provide selected per share data and ratios for the Series (for a share outstanding throughout the period over various periods shown). The tables are part of each Series' audited financial statements, which are included in the Statement of Additional Information incorporated by reference
into  this  Prospectus.    The  Technology  Series,  Small  Cap  Series,  and
International Series financial statements are included in the Statement of Additional Information as they were engaged in active investment operations for the year ended December 31, 1996. The World Opportunities Series financial statements are also included in the Statement of Additional Information for the period September 6, 1996 (commencement of operations) to December 31, 1996. The remaining Series were not in active investment operations; thus financial statements are not included.

Per share income and capital change information is presented for the Technology Series, Small Cap Series, and International Series as they remain engaged in active investment operations. Per share and capital change information is presented for the World Opportunities Series for the period September 6, 1996 (commencement of operations) to December 31, 1996. The remaining Series have not commenced active investment operations; thus the per share income and capital change information is not presented.







TECHNOLOGY SERIES
                                                                                        For the period     For the period
                                                                                         Aug. 29, 1994      Jan. 1, 1992 to
                                                         For the          For the      (recommencement of   May 11, 1995 15
                                                      Year ended       Year ended        operations)       (date of full
                                                     Dec. 31, 1996    Dec. 31, 1995    to Dec. 31, 1994     redemption)

Net asset value - Beginning of period               $        10.71   $        11.35   $         10.0019   $          10.25

Income from investment operations
   Net investment income (loss)                              (0.02)            0.02               (0.01)              0.01
   Net realized and unrealized gain  (loss)
       on investments                                         2.19             4.51                1.36               1.53
    Total from investment operations                          2.17             4.53                1.35               1.54

Less distributions declared to shareholders
    From net investment income                                  --            (0.01)                 --                 --
    From net realized gain on investments                    (0.30)           (5.16)                 --              (1.94)
    Redemption of capital                                       --                                   --              (9.85)
Total distributions declared to shareholders                 (0.30)           (5.17)                 --             (11.79)

Net asset value - End of period                     $        12.58   $        10.71   $           11.35   $             --

Total return 21                                              20.90%           40.25%               13.5%              --15

Ratios (to average net assets)/Supplemental data:
     Expenses                                                 1.04%            1.12%             1.32%4         1.35%4, 15
     Net investment income                                  (0.17%)            0.13%           (0.40)%4         0.20%4, 15

Portfolio Turnover                                             107%             107%                  5%               --5

Average Commission Rate Paid                        $       0.0163   $       0.0156                  --                 --

Net assets - End of period (000's omitted)          $      112,432   $       53,147   $          51,929   $             --




TECHNOLOGY SERIES
                                                                                                        For the period
                                                                                                        Nov. 4, 1988
                                                      For the          For the          For the         (commencement of
                                                     Year ended       Year ended       Year ended        operations) to
                                                     Dec. 31, 1991    Dec. 31, 1990    Dec. 31, 1989    Dec. 31, 1988 3

Net asset value - Beginning of period               $         8.00   $         9.41   $        10.28   $          10.00

Income from investment operations
   Net investment income (loss)                              (0.04)            0.02            (0.05)              0.01
   Net realized and unrealized gain  (loss)
       on investments                                         2.93            (0.83)           (0.06)              0.28
    Total from investment operations                          2.89            (0.81)           (0.11)              0.29

Less distributions declared to shareholders
    From net investment income                                  --            (0.03)             --2              (0.01)
    From net realized gain on investments                    (0.64)           (0.57)           (0.76)                --
    Redemption of capital                                       --               --               --                 --
Total distributions declared to shareholders                 (0.64)           (0.60)           (0.76)             (0.01)

Net asset value - End of period                     $        10.25   $         8.00   $         9.41   $          10.28

Total return 21                                              36.10%          (8.90)%          (0.90)%             19.40%

Ratios (to average net assets)/Supplemental data:
     Expenses                                                 1.13%            1.14%            1.11%            1.22%4
     Net investment income                                  (0.33)%         0.20%12           (0.49)%            0.81%4

Portfolio Turnover                                               4%              25%             --5                --5

Average Commission Rate Paid                                    --               --               --                 --

Net assets - End of period (000's omitted)          $        5,594   $        5,835   $        6,669   $          6,260










SMALL CAP SERIES 7


                                                          For the          For the          For the          For the
                                                        Year ended       Year ended       Year ended       Year ended
                                                       Dec. 31, 1996    Dec. 31, 1995    Dec. 31, 1994    Dec. 31, 1993

Net asset value - Beginning of period                 $        11.95   $        12.92   $        12.52   $        11.24

Income from investment operations
    Net investment income (loss)                                0.05             0.00            (0.07)           (0.04)
    Net realized and unrealized gain  (loss)
       on investments                                           1.11             1.93             1.05             1.70
    Total from investment operations                            1.16             1.93             0.98             1.66

Less distributions declared to shareholders
    From net investment income                                 (0.04)              --               --               --
    From net realized gain on investments                      (0.89)           (2.90)           (0.58)           (0.38)
    In excess of net realized gains                            (0.09)              --               --               --
    Redemption of capital                                         --               --               --               --
Total distributions declared to shareholders                   (1.02)           (2.90)           (.058)           (0.38)

Net asset value - End of period                       $        12.09   $        11.95   $        12.92   $        12.52

Total return 21                                                10.06%           14.70%            8.01%           14.64%

Ratios (to average net assets) / Supplemental data:
     Expenses9                                                  1.08%            1.07%            1.10%            1.13%
     Net investment income                                      0.29%          (0.03)%          (0.58)%          (0.43)%

Portfolio Turnover                                                31%              77%              31%              12%

Average Commission Rate Paid                          $       0.0291   $       0.0500               --               --

Net assets - End of period (000's omitted)            $      100,688   $      143,003   $      105,522   $       70,734






SMALL CAP SERIES 7
                                                        For the period      For the period
                                                        April 30, 1992       Jan. 1, 1989
                                                         (recommence-       July 24, 1989        For the
                                                        ment of oper.)      (date of full       Year ended
                                                       to Dec. 31, 1992 6    redemption)      Dec. 31, 1988 1

Net asset value - Beginning of period                 $          10.0017   $          8.96   $          8.93

Income from investment operations
    Net investment income (loss)                                   (0.02)            (0.39)             0.10
    Net realized and unrealized gain  (loss)
       on investments                                               1.63                --             (0.07)
    Total from investment operations                                1.61             (0.39)             0.03

Less distributions declared to shareholders
    From net investment income                                        --                --                --
    From net realized gain on investments                          (0.29)               --                --
    In excess of net realized gains                             (0.08)16                --                --
    Redemption of capital                                             --             (8.57)               --
Total distributions declared to shareholders                       (0.37)            (8.57)               --

Net asset value - End of period                       $            11.24   $            --   $          8.96

Total return 21                                                    16.20%             --10              0.33%

Ratios (to average net assets) / Supplemental data:
     Expenses9                                                1.27%4, 13       14.59%4, 10              1.34%
     Net investment income                                  (0.26)%4, 13      (8.02)%4, 10              0.91%

Portfolio Turnover                                                    24%              --5               --5

Average Commission Rate Paid                                          --                --                --

Net assets - End of period (000's omitted)            $           33,079   $            --   $            90




SMALL CAP SERIES 7
                                                                         For the period
                                                                          Jan. 6, 1986
                                                          For the         (commencement
                                                        Year ended      of operations) to
                                                      Dec. 31, 1987    Dec. 31, 1986 11

Net asset value - Beginning of period                $         8.08   $            10.00

Income from investment operations
    Net investment income (loss)                               0.13                (0.09)
    Net realized and unrealized gain  (loss)
       on investments                                          0.75                (1.83)
    Total from investment operations                           0.88                (1.92)

Less distributions declared to shareholders
    From net investment income                                  --                   --
    From net realized gain on investments                    (0.03)                  --
    In excess of net realized gains                             --                   --
    Redemption of capital                                       --                   --
Total distributions declared to shareholders                 (0.03)                  --

Net asset value - End of period                      $         8.93   $             8.08

Total return 21                                               10.89%             (19.44)%

Ratios (to average net assets) / Supplemental data:
     Expenses9                                                 2.26%              9.08%4
     Net investment income                                     0.95%            (5.62)%4

Portfolio Turnover                                              76%                 --5

Average Commission Rate Paid                                   --                   --

Net assets - End of period (000's omitted)           $       36,193   $            1,608










INTERNATIONAL SERIES


                                                       For the          For the          For the          For the
                                                     Year ended       Year ended       Year ended       Year ended
                                                    Dec. 31, 1996    Dec. 31, 1995    Dec. 31, 1994    Dec. 31, 1993

Net asset value - Beginning of period              $         9.57   $         9.54   $        11.33   $         9.19

Income from investment operations
   Net investment income (loss)                              0.15             0.13             0.14             0.15
   Net realized and unrealized gain (loss)
      on investments8                                        1.98             0.26            (1.78)            2.24
Total from investment operations                             2.13             0.39            (1.64)            2.39

Less distributions declared to shareholders:
   From net investment income                               (0.14)           (0.12)              --            (0.25)
   From paid-in-capital                                        --            (0.16)              --               --
   From net realized gain on investment                     (0.02)           (0.08)           (0.15)              --
   In excess of net realized gains                             --               --                -               --
Total distributions declared to shareholders                (0.16)           (0.36)           (0.15)           (0.25)

Net asset value - End of period                    $        11.54   $         9.57   $         9.54   $        11.33

Total return 21                                             22.35%            4.14%         (14.48)%           26.00%

Ratio (to average net assets)/Supplemental data:
   Expenses                                                  1.12%            1.20%            1.18%            1.16%
   Net investment income                                     1.46%            1.42%            1.38%            1.39%

Portfolio Turnover                                              2%              14%              31%              20%

Average Commission Rate Paid                       $       0.0013   $       0.0021               --               --

Net assets at end of period (000's omitted)        $      149,331   $      128,294   $       85,964   $       92,012







INTERNATIONAL SERIES


                                                     For the period
                                                    Aug. 27, 1992 to
                                                    (commencement of
                                                     operations)
                                                     Dec. 31, 1992

Net asset value - Beginning of period              $         10.0018

Income from investment operations
   Net investment income (loss)                                 0.03
   Net realized and unrealized gain (loss)
      on investments8                                           0.57
Total from investment operations                                0.60

Less distributions declared to shareholders:
   From net investment income                                  (0.03)
   From paid-in-capital                                           --
   From net realized gain on investment                        (1.24)
   In excess of net realized gains                          (0.14)14
Total distributions declared to shareholders                   (1.41)

Net asset value - End of period                    $            9.19

Total return 21                                                 6.01%

Ratio (to average net assets)/Supplemental data:
   Expenses                                                   1.33%4
   Net investment income                                      0.85%4

Portfolio Turnover                                               --5

Average Commission Rate Paid                                      --

Net assets at end of period (000's omitted)        $          72,163












LIFE SCIENCES SERIES
                                                     For the period                                         For the period
                                                     Jan. 1, 1995 to                                         Oct. 7, 1992
                                                     Sept. 21, 1995         For the          For the       (commencement of
                                                    (date of complete     Year ended       Year ended       operations) to
                                                      redemption)20      Dec. 31, 1994    Dec. 31, 1993     Dec. 31, 1992

Net asset value - Beginning of period              $            10.43   $        10.18   $        10.12   $         10.0018

Income from investment operations
   Net investment income (loss)                                  0.06             0.02             0.02                0.02
   Net realized and unrealized gain (loss)
      on investments                                             4.02             1.02             0.30                0.18
Total from investment operations                                 4.08             1.04             0.32                0.20

Less distributions declared to shareholders:
   From net investment income                                   (0.06)           (0.02)           (0.02)              (0.02)
   In excess of net investment income                              --               --            (0.01)                 --
   From net realized gain on investments                        (6.59)           (0.77)           (0.23)              (0.06)
   Redemption of Capitalization                                 (7.86)              --               --                  --
Total distributions declared to shareholders                   (14.51)           (0.79)           (0.26)              (0.08)

Net asset value - End of period                    $               --   $        10.43   $        10.18   $           10.12

Total return 21                                                 41.07%           10.30%            3.16%               1.95%

Ratio (to average net assets)/Supplemental data:
   Expenses                                                    1.06%4             1.07%            1.14%             1.83%4
   Net investment income                                       0.57%4             0.17%            0.20%             0.67%4

Portfolio Turnover                                                 28%              49%              45%                --5

Average Commission Rate Paid                       $             0.06               --               --                  --

Net assets - End of period (000's omitted)         $               --   $       67,219   $       70,594   $          13,210












WORLD OPPORTUNITIES SERIES
                                                     For the period
                                                     Sept. 1, 1996
                                                    (commencement of
                                                     operations) to
                                                     Dec. 31, 1996
                                                   ------------------

Net asset value - Beginning of period              $         10.0022
                                                   ------------------

Income from investment operations
   Net investment income (loss)                                 0.05
   Net realized and unrealized gain (loss)
      on investments                                            0.43
Total from investment operations                                0.48

Less distributions declared to shareholders:
   From net investment income                                  (0.05)
   From net realized gain on investments                       (0.01)
Total distributions declared to shareholders                   (0.06)

Net asset value - End of period                    $           10.42

Total return 21                                                 4.82%

Ratio (to average net assets)/Supplemental data:
   Expenses                                                   1.17%4
   Net investment income                                      1.54%4

Portfolio Turnover                                                 1%

Average Commission Rate Paid                       $          0.0065

Net assets - End of period (000's omitted)         $          77,338
                                                   ==================


Footnotes to Financial Highlights:

1 Per share data was determined using a monthly average of the shares outstanding throughout the period.

2 On April 11, 1989, a $.004 dividend was distributed to shareholders of record on April 11, 1989.

3 On November 4, 1988, the Technology Series commenced sales of it's shares to persons who are investment advisory clients or employees of the Fund's Advisor.

4 Annualized.

5 For these periods, there were no purchases of securities whose maturity or expiration date was greater than one year from the acquisition date.

6 The investment practice of the Fund results in the active operation of the investment portfolio for discrete periods. On April 30, 1992 the Fund resumed sales of shares of the Small Cap Series to advisory clients and employees of the Fund's Advisor. Previously, the Small Cap Series was in active operation from November 11, 1986 to May 14, 1987 and from December 1, 1987 to April 13, 1988. Other than those periods stated previously, the only shareholders of the Small Cap Series were those of the Initial Shareholders. During periods when the only shareholders of the Small Cap Series were the Initial Shareholders, assets of the Fund were invested in U.S. Treasury securities.
On July 11 and 24, 1989, the shares held by the Initial Shareholders were redeemed in full and the Fund remained dormant until April 30, 1992.

7 Per share data for all period prior to May 18, 1988, have been restated to reflect the 10 for 1 stock dividend effected on May 18, 1988.

8 This amount is mathematically derived as the difference between the changes in net asset value for the year and net investment income. The amount shown for the year ended December 31, 1988 does not agree with the net realized gains and net decrease in unrealized appreciation for the year as shown on the Statement of Operations because the average number of shares for the year used to determine the above computations is significantly different than the number of shares outstanding at the time of the April 13, 1988 redemption described in Note (6) above.

9 Absent fee waivers, the ratios of expense to average daily net assets is as follows: 1.27%(for the period 4/30/92 to 12/31/92); 15.57%(for the period 1/1/89 to 7/24/89); 1.34%(for the year ended 12/31/88);
2.27%(for the year ended 12/31/87); and 9.34%(for the period
1/6/88(commencement of operation) to 12/31/86).

10 During the period January 1, 1989 to July 24, 1989(date of full redemption), the only shareholders and resulting assets were those of the Initial Shareholders who redeemed their shares on July 11 and 24, 1989. Therefore, the ratios presented may not be representative of an actively operated series.

11 On November 11, 1986, the Fund commenced sales of shares of the Small Cap Series to persons who are investment advisory clients of the Fund's Advisor. Prior to that date, the Small Cap Series did not engage in any business operations other than to purchase and hold approximately $100,000 of U.S. Treasury securities.

12 Investment income per share is comprised of recurring dividend and interest income which amounted to $0.07 per share and special dividends from Bell Industries and Tempest Technologies, Inc. which amounted to $0.03 and $0.02 per share, respectively.

13 For the period April 30, 1992 to December 31, 1992, the ratios for the Small Cap Series were calculated using average daily net assets.

14 Distributions differ from net investment income and net realized capital gains because of book/tax timing differences, due to the requirements of the Internal Revenue Code (the "Code"). The Code requires the Fund to treat it's open forward currency contracts sold short as covered for their fair market value at the end of the period. The Fund recognized the gains on the forward foreign currency contracts as unrealized for book purposes at the end of the period.

15 The investment practice of the Fund results in the active operation of the investment portfolios for discrete periods. On August 29, 1994, the Fund resumed sales of shares of the Technology Series to advisory clients and employees of the Fund's Advisor. Previously, the Technology Series was in active operations from November 4, 1988 to May 11, 1992. On May 11, 1992, the Technology Series redeemed all shares held, therefore, the ratios presented may not be representative of an actively traded fund.

16 Distributions may differ from net investment income and net realized capital gains because of book/tax timing differences, primarily the requirement of the excise tax regulations enacted as part of the 1986 Tax Reform Act. The regulations required the Series to measure capital gains through October 31, 1992. The excise tax regulations also required the Series to distribute those gains before December 31, 1992 to avoid payment of excise tax.

17 Initial offering price upon recommencement of operations on April 30, 1992.

18 International Series and Life Sciences Series commenced operations on August 27, 1992 and October 7, 1992, respectively. The initial offering price upon commencement of operations was $10.00 per share.

19 Initial offering price upon recommencement of operations on August 29, 1994.

20 The investment practice of the Fund results in the active operation of the investment portfolios for discrete periods. On September 21, 1995, the Life Sciences Series redeemed all shares held, therefore, the ratios presented may not be representative of an actively traded fund.

21 Represents aggregate total return for the period indicated.

22 Initial offering price upon commencement of operations on September 6, 1996.




                  Supplemental Prospectus
                for World Opportunities Series dated
              March 13, 1997 to the Prospectus
        for the World Opportunties Series dated March 6, 1996.

Expenses

SHAREHOLDER TRANSACTION EXPENSES
(as a percentage of offering price)

Maximum Sales Charge Imposed on Purchases       None
Redemption Fees 1                               None
Exchange Fees 2                                 None

1 A wire charge, currently $15, will be deducted by the Transfer Agent from the amount of a wire redemption payment made at the request of a shareholder. Such amount is not included in the "Annual Operating Expenses" of the Series.

2 A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.

ANNUAL OPERATING EXPENSES

The following information provides (i) a tabular summary of expenses relating to the annual operating expense of the Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

Annual Operating Expenses (as a percentage of average daily net assets):

Management Fees                 1.00%
12b-1 Fees                       None
Other Expenses 3                0.17%
Total Operating Expenses 3      1.17%

Example:
You would pay the following expenses on a $1,000 investment, assuming a) 5% annual return and b) redemptions at the end of each period:

                                1 year     3 years     5 years     10 years
World Opportunities Series       $12        $37          $64         $142

3 World Opportunities Series was engaged in active investment operations for the period September 6, 1996 to December 31, 1996; therefore, actual management fees and other expenses are used above.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in each Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of the Prospectus.

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN ABOVE.

   FINANCIAL HIGHLIGHTS

The following table provides selected per share data and ratios for the World Opportunities Series (for a share outstanding throughout the period for the period shown). The table is part of the Series audited financial statements, which are included in the Statement of Additional Information incorporated by reference into this Prospectus.





                                                     For the period
                                                     Sept. 1, 1996
                                                    (commencement of
                                                     operations) to
                                                     Dec. 31, 1996
                                                   ------------------

Net asset value - Beginning of period              $          10.003
                                                   ------------------

Income from investment operations
   Net investment income (loss)                                 0.05
   Net realized and unrealized gain (loss)
      on investments                                            0.43
Total from investment operations                                0.48

Less distributions declared to shareholders:
   From net investment income                                  (0.05)
   From net realized gain on investments                       (0.01)
Total distributions declared to shareholders                   (0.06)

Net asset value - End of period                    $           10.42

Total return 1                                                  4.82%

Ratio (to average net assets)/Supplemental data:
   Expenses                                                   1.17%2
   Net investment income                                      1.54%2

Portfolio Turnover                                                 1%

Average Commission Rate Paid                       $          0.0065

Net assets - End of period (000's omitted)         $          77,338
                                                   ==================





1 Represents aggregate total return for the period indicated.
2 Annualized.
3 Initial offering price upon commencement of operations on September 6, 1996.

                                    PART A



   The Prospectus for the Manning & Napier Fund, Inc. and the
World Opportunities Series are hereby incorporated by reference to the Registration Statement on Form N-1A filed on March 6, 1996.

                        PART B

   Supplement to the Statement of Additional Information for the Fund dated March 13, 1997 to the Statement of Additional Information dated March 6, 1996.

Manning & Napier Fund, Inc.
World Opportunities Series

Annual Report
December 31, 1996

Management Discussion and Analysis

Dear Shareholders:

The World Opportunities Series was activated on September 6, 1996. The objective of this Series is to provide long-term growth through investments in common stocks of companies throughout the world. Stocks are chosen for inclusion in the portfolio through analysis of individual companies using Manning & Napiers traditional investment strategies and pricing disciplines.

As you might expect from an investment approach which emphasizes individual security selection, portfolio holdings have been chosen selectively. By the end of 1996, the portfolio was fully invested, and sixteen countries, including the United States, were represented in the Series portfolio. The holdings include stocks of Asian, European, North American, and Latin American companies. Our analysts also examine the currencies of the countries in which stocks are held, and currencies are hedged where appropriate.

The last two years have seen extraordinary returns in the U.S. stock market, while international stocks have turned in strong, but less remarkable, returns. We feel that the high valuation of the U.S. market is a compelling argument for diversifying the stock portion of your portfolio by adding international securities.

We wish you a healthy, happy, and prosperous 1997.

Sincerely,

Manning & Napier Advisors, Inc.






Performance Update as of December 31, 1996

Manning & Napier Fund, Inc.
World Opportunities Series

                                                                Total Return
Through                                     Growth of $10,000                  Average
12/31/96                                    Investment          Cumulative     Annual

Inception 2                                 $           10,482          4.82%  N/A








S&P 500 Total Return Index

                                                Total Return
Through                     Growth of $10,000                  Average
12/31/96                    Investment          Cumulative     Annual

Inception 2                 $           11,372         13.72%  N/A








Morgan Stanley Capital
International World Index

                                               Total Return
Through                    Growth of $10,000                  Average
12/31/96                   Investment          Cumulative     Annual

Inception 2                $           10,865          8.65%  N/A



The value of a $10,000 investment in the Manning & Napier Fund, Inc. - World Opportunities Series from its inception (9/6/96) to present (12/31/96) as compared to the Standard & Poor's (S&P) 500 Total Return Index and the Morgan Stanley Capital International World Index. 1

<graphic>
<line chart>
Data for line chart to follow:





Date      Manning & Napier World     Standard & Poors      Morgan Stanley Capital
           Opportunities Series   500 Total Return Index  International World Index

09/06/96                  10,000                  10,000                     10,000
09/30/96                  10,040                  10,497                     10,390
10/31/96                   9,930                  10,787                     10,460
11/30/96                  10,330                  11,602                     11,044
12/31/96                  10,482                  11,372                     10,865



1 The Standard & Poor (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter
market. The Morgan Stanley Capital International World Index is a market capitalization-weighted measure of the total return of 1,570 companies listed on the stock exchanges of the United States, Europe, Canada, Australia, New
Zealand  and  the  Far  East.   The Morgan Stanley Capital International World
Index is
denominated in U.S. Dollars. The Indices' returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

2 Performance numbers for the Fund and Indices are calculated from September 6, 1996, the Fund's inception date. The Fund's performance is historical and may not be indicative of future results.







Investment Portfolio - December 31, 1996
                                                                Value
                                                   Shares      (Note 2)

COMMON STOCK - 91.5%

BRAZIL - 3.9%
HOUSEHOLD APPLIANCES - 3.9%
    Brasmotor S.A. (Identified Cost $2,920,284)  10,800,000  $ 3,000,297

GERMANY - 2.2%
FOOTWEAR & RELATED APPAREL - 2.2%
   Adidas AG (Identified Cost $1,651,677)            19,800    1,711,052

HONG KONG - 17.5%
BEVERAGES - 2.6%
    Vitasoy Intl. Holdings Ltd.                   4,610,000    2,011,591

BROADCAST MEDIA - 4.1%
    Television Broadcasts Ltd.                      800,000    3,196,049

COMPUTER EQUIPMENT - 2.7%
    Varitronix International Ltd.                 1,151,000    2,083,379

ELECTRONIC PRODUCTS - 1.7%
    VTech Holdings Ltd.                             720,000    1,293,934

HOUSEHOLD APPLIANCES - 2.0%
    Guangdong Kelon Electronics Hldg.             2,348,000    1,517,865

SOFTWARE - 4.4%
   Founder Hong Kong Ltd.*                        8,848,000    3,403,275

TOTAL HONG KONG SECURITIES
   (Identified Cost $12,937,016)                              13,506,093

INDONESIA - 3.4%
TOBACCO - 3.4%
    PT Hanjaya Mandala Sampoerna
    (Identified Cost $2,238,889)                    495,000    2,639,436

ITALY - 3.1%
ENERGY SOURCES - OIL/GAS - 3.1%
   Edison S.p.A. (Identified Cost $2,322,193)       375,000    2,371,536

JAPAN - 9.3%
SOFTWARE - 4.7%
    NTT Data Corp.                                      125    3,662,471




The accompanying notes are an integral part of the financial statements.
3








Investment Portfolio - December 31, 1996

                                                                      Value
                                                          Shares    (Note 2)

ELECTRONIC PRODUCTS - 4.6%
    Toshiba Corp.                                         570,000  $3,586,499

TOTAL JAPANESE SECURITIES
   (Identified Cost $7,352,229)                                     7,248,970

SOUTH KOREA - 2.9%
ELECTRONIC PRODUCTS - 2.9%
    Samsung Electronics Co. (Identified Cost $3,113,103)   42,000   2,272,561

NETHERLANDS - 2.7%
RETAIL - FOOD - 2.7%
    Koninklije Ahold NV (Identified Cost $1,957,575)       34,000   2,124,619

SWITZERLAND - 2.7%
FOOD - MISCELLANEOUS - 2.7%
    Nestle SA (Identified Cost $2,120,230)                  1,920   2,056,671

UNITED KINGDOM - 3.9%
FOOD - MISCELLANEOUS - 3.9%
   Grand Metropolitan PLC (Identified Cost $2,863,704)    380,000   2,987,815

UNITED STATES - 39.9%
CRUDE PETROLEUM & NATURAL GAS - 5.1%
   YPF Sociedad Anonima - ADR                             156,000   3,939,000

JEWELRY - 4.2%
    Tag Heuer International SA - ADR*                     200,000   3,225,000

MACHINERY - 2.3%
    ASM Lithography Hldg. - ADR*                           35,000   1,743,438

PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 3.7%
   Eastman Kodak Co.                                       36,000   2,889,000

RETAIL - WHOLESALE - 2.4%
   Coleman Company, Inc.*                                 134,000   1,842,500

TELECOMMUNICATIONS - 22.2%
   EQUIPMENT - 9.0%
   ECI Telecommunications, Ltd.                           152,000   3,230,000
   Nokia Corp. Ab - ADR                                    65,000   3,745,625
                                                                    6,975,625



The accompanying notes are an integral part of the financial statements.
4








Investment Portfolio - December 31, 1996
                                                            Shares           Value
                                                       Principal/Amount     (Note 2)

TELECOMMUNICATIONS (continued)

SERVICE - 13.2%
   Compania Anonima Nacional Telefonos de
   Venezuela (CANTV) - ADR*                                       95,000  $ 2,671,875
   Stet Societa' Finanziaria Telefonica S.p.A. - ADR              85,000    3,771,875
   Telecomunicacoes Brasileiras - ADR                             40,000    3,060,000
   Vimpel Communications - ADR*                                   30,000      708,750
                                                                           10,212,500
                                                                           17,188,125

TOTAL UNITED STATES SECURITIES
   (Identified Cost $28,541,345)                                           30,827,063

TOTAL COMMON STOCK
   (Identified Cost $68,018,245)                                           70,746,113

SHORT-TERM INVESTMENTS - 7.7%
   Federal National Mortgage Corporation Discount
            Note, 1/28/97                              $       6,000,000    5,974,846
   Dreyfus U.S. Treasury Money Market                                228          228

TOTAL SHORT-TERM INVESTMENTS
   (Identified Cost $5,975,074)                                             5,975,074

TOTAL INVESTMENTS - 99.2%
   (Identified Cost $73,993,319)                                           76,721,187

OTHER ASSETS, LESS LIABILITIES - 0.8%                                         598,315

NET ASSETS -100%                                                          $77,319,502




*Non-income producing security.







FEDERAL TAX INFORMATION:

At December 31, 1996, the net unrealized appreciation based on identified cost for federal income tax purposes of $73,993,319 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost                                 $ 4,983,589

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value                                  (1,874,019)

UNREALIZED APPRECIATION - NET                                                       $ 3,109,570


The accompanying notes are an integral part of the financial statements.







INDUSTRY CONCENTRATION (AS A PERCENT OF NET ASSETS)

Telecommunication- Equipment & Service               22.2%
Food - Retail/Miscellaneous                           9.3%
Electronic Products                                   9.2%
Software                                              9.1%
Beverage & Tobacco                                    6.0%
Household Appliances                                  5.9%
Crude Petroleum & Natural Gas                         5.1%
Jewelry                                               4.2%
Broadcast Media                                       4.1%
Photographic Equipment & Supplies                     3.7%
Energy Sources -Oil/Gas                               3.1%
Computer Equipment                                    2.7%
Machinery                                             2.3%
Footwear & Related Apparel                            2.2%
Retail - Wholesale                                    2.4%

Total Common Stock                                   91.5%



The accompanying notes are an integral part of the financial statements.
6

Statement of Assets and Liabilities





DECEMBER 31, 1996

ASSETS:

Investments, at value (Identified Cost $73,993,319)
    (Note 2)                                                         $76,721,187
Foreign currency, at value (cost $1,233,378)                           1,232,914
Cash                                                                     600,209
Receivable for forward foreign currency exchange
   contracts sold (Note 2)                                            12,786,593
Receivable for fund shares sold                                           41,590
Dividends receivable                                                      36,011

TOTAL ASSETS                                                          91,418,504

LIABILITIES:

Accrued management fees (Note 3)                                          63,528
Accrued Directors' fees (Note 3)                                           1,667
Payable for forward foreign currency contracts sold,
   at value (Note 2)                                                  12,404,891
Payable for securities purchased                                       1,155,332
Payable for fund shares redeemed                                         436,235
Audit fee payable                                                          8,000
Custodian fee payable                                                      7,160
Other payables and accrued expenses                                        3,371

TOTAL LIABILITIES                                                     14,080,184

NET ASSETS FOR 7,418,858 SHARES
   OUTSTANDING                                                       $77,338,320

NET ASSETS CONSIST OF:

Capital stock                                                        $    74,188
Additional paid-in-capital                                            74,129,697
Accumulated net realized gain on investments                              21,631
Net unrealized appreciation on investments, foreign currency,
      forward currency contracts, and other assets and liabilities     3,112,804

TOTAL NET ASSETS                                                     $77,338,320

NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE
  ($77,338,320/7,418,858 shares)                                     $     10.42



The accompanying notes are an integral part of the financial statements.
7

Statement of Operations






FOR THE PERIOD SEPTEMBER 6, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996

INVESTMENT INCOME:

Interest                                                                             $  501,370
Dividends (net of withholding)                                                          130,415

Total Investment Income                                                                 631,785

EXPENSES:

Management fees (Note 3)                                                                224,344
Directors' fees (Note 3)                                                                  3,334
Custodian fee                                                                            24,856
Audit fee                                                                                 8,000
Miscellaneous                                                                             4,175

Total Expenses                                                                          264,709

NET INVESTMENT INCOME                                                                   367,076

REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:

Net realized gain on -
    Investments (identified cost basis)                                                  90,342
    Foreign currency and forward foreign currency
      exchange contracts                                                                  3,047

Net realized gain on investments                                                         93,389

Net change in unrealized appreciation on -
   Investments                                                                        2,727,868
   Foreign currency and forward currency contracts and other
      assets and liabilities                                                            384,936

Net unrealized appreciation on investments                                            3,112,804

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                                                     3,206,193

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                   $3,573,269



The accompanying notes are an integral part of the financial statements.
8

Statement of Changes in Net Assets








                                                           For the Period
                                                        9/6/96 (commencement
                                                           of operations)
                                                            to 12/31/96
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                                  $             367,076
Net realized gain on investments                                      93,389
Net change in unrealized appreciation on investments               3,112,804

Net increase in net assets from operations                         3,573,269

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income                                          (370,123)
From net realized gain on investments                                (68,711)

Total distributions to shareholders                                 (438,834)

CAPITAL STOCK ISSUED AND REDEEMED:

Net increase in net assets from capital share
   transactions (Note 5)                                          74,203,885

Net increase in net assets                                        77,338,320

NET ASSETS:

Beginning of period                                                       --

End of period                                          $          77,338,320




The accompanying notes are an integral part of the financial statements.
9

Financial Highlights







                                                                     For the Period
                                                                  9/6/96 (commencement
                                                                     of operations)
                                                                      to 12/31/96

PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT
THE PERIOD):

NET ASSET VALUE - BEGINNING  OF PERIOD                           $               10.00

Income from investment operations:
   Net investment income                                                         0.051
   Net realized and unrealized gain
      on investments                                                             0.429

Total from investment operations                                                 0.480

Less distributions to shareholders:
   From net investment income                                                   (0.051)
   From net realized gain on investments                                        (0.009)

Total distributions to shareholders                                             (0.060)

NET ASSET VALUE - END OF PERIOD                                  $               10.42

Total return 1:                                                                   4.82%

Ratios of expenses (to average net assets) /
   Supplemental Data:
   Expenses                                                                     1.17%2
   Net investment income                                                        1.54%2

Portfolio turnover                                                                   1%

Average commission rate paid                                     $              0.0065

NET ASSETS - END OF PERIOD (000'S OMITTED)                       $              77,338

1  Represents aggregate total return for the period indicated.
2  Annualized.



The accompanying notes are an integral part of the financial statements.
10

Notes to Financial Statements


1.     ORGANIZATION

          World Opportunities Series (the "Fund") is a no-load non-diversified
series  of  Manning  &          Napier  Fund,  Inc.  (the "Corporation").  The
Corporation  is  organized  in  Maryland          and  is registered under the
Investment Company Act of 1940, as amended, as an open- end management investment company.

          Shares of the Fund are offered to clients and employees of Manning &
Napier  Advisors,          Inc.  (The  Advisor) and its affiliates.  The total
authorized  capital  stock of the          Corporation consists of one billion
shares of common stock each having a par value of $0.01. As of December 31, 1996, 940 million shares have been designated in total among 19 series, of which 50 million have been designated as World Opportunities Series
Class     U Common Stock.

2.     SIGNIFICANT ACCOUNTING POLICIES

     SECURITY VALUATION

          Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the last quoted sales price of the exchange on which the security is primarily
traded.    Securities  not traded on valuation date or          securities not
listed on an exchange are valued at the latest quoted bid price.

          Debt  securities,  including  government  bonds  and mortgage backed
securities, will     normally be valued on the basis of evaluated bid prices.

         Securities for which representative prices are not available from the
Fund's  pricing         service are valued at fair value as determined in good
faith  by  Advisor  under  procedures     established by and under the general
supervision and responsibility of the Fund's     Board     of Directors.

      Short-term investments that mature in sixty (60) days or less are valued
at amortized cost     which approximates market value.

     SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES

        Security transactions are accounted for on the date the securities are
purchased  or  sold.     Dividend income is recorded on the ex-dividend date.
Interest income and expenses are     recorded on an accrual basis.

       Most expenses of the Corporation can be attributed to a specific fund.
Expenses  which        cannot be directly attributed are apportioned among the
funds in the Corporation.

Notes to Financial Statements

     FEDERAL INCOME TAXES

          The  Fund's  policy is to comply with the provisions of the Internal
Revenue  Code          applicable to regulated investment companies.  The Fund
is not subject to federal income or excise tax to the extent the Fund distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or
excise     tax has been made in the financial statements.

     The Fund uses the identified cost method for determining realized gain or
loss  on           investments for both financial statement and federal income tax reporting purposes.

     DISTRIBUTION OF INCOME AND GAINS

     Distributions to shareholders of net investment income are made annually. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Fund.

       The timing and characterization of certain income and capital gains are
determined  in        accordance with federal income tax regulations which may
differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, foreign denominated investments or character reclassification between net income and net gains. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from
distributions            to shareholders during such period.  As a result, the
Fund  may  periodically  make                       reclassification among its
capital accounts without impacting the Fund's net asset value.

     The Fund hereby designates $36,569 as capital gain dividends for the year
ended          December 31, 1996.

     FOREIGN CURRENCY TRANSLATION

          The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following
basis:  a)  investment  securities,          other  assets and liabilities are
converted to U.S. dollars based upon current exchange rates; and b) purchase and sales of securities and income and expenses are converted into
  U.S.  dollars  based  upon  the  currency  exchange  rates prevailing on the
respective dates of     such transactions.

          Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. The portion of both realized and unrealized gains and losses on investment that result from fluctuations in foreign currency exchange rates is not separately stated.

Notes to Financial Statements

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Fund may purchase or sell forward foreign currency contracts in order to hedge a portfolio position or specific transaction. Risks may arise if
the  counterparties  to  a        contract are unable to meet the terms of the
contract or if the value of the foreign currency     moves unfavorably.

     All forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has
been  closed.    Realized  and  unrealized  gain  or       loss arising from a
transaction is included in net realized and unrealized gain (loss) from foreign currency and forward currency exchange contracts.

         The Fund regularly trades forward foreign currency exchange contracts
with  off-balance          sheet  risk  in  the normal course of its investing
activities to assist in managing exposure to changes in foreign currency exchange rates.

        The notional or contractual amount of these instruments represents the investment the Fund has in forward foreign currency exchange contracts and
does  not  necessarily         represent the amounts potentially at risk.  The
measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. A summary of obligations for forward currency exchange contracts sold on December 31, 1996 is as follows:





                                         Net Unrealized
Settlement  Contracts      In Exchange      Contracts      Appreciation/
   Date     to Deliver         For          At Value      (Depreciation)

  04/04/97  Dutch Guilder  $  1,976,168  $     1,950,409  $        25,759
  01/08/97  Japanese Yen      1,263,923        1,202,736           61,187
  01/08/97  Japanese Yen      1,215,371        1,176,778           38,593
  04/04/97  Japanese Yen      3,637,160        3,634,286            2,874
  04/04/97  Swiss Franc      1,217,137        1,128,987           88,150
  04/04/97  Swiss Franc        568,736          526,860           41,876
  04/04/97  Swiss Franc        798,722          752,658           46,064
  04/04/97  Swiss Franc      2,109,375        2,032,176           77,199


       On December 31, 1996, the Fund had sufficient cash and/or securities to
cover any     commitments under these contracts.

Notes to Financial Statements

     OTHER

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of the revenues and expenses during the reporting period. Actual results could differ from those estimates.


3.     TRANSACTIONS WITH AFFILIATES

          The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1% of the Fund's average daily net assets. The fee amounted to $224,344 for the period September 6, 1996 (commencement of operations) to December 31, 1996.

          Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and
all  personnel  of  the  Fund  or  of the          Advisor performing services
relating to research, statistical and investment activities are paid by the Advisor.

       The Advisor has agreed that, in any fiscal year, if the expenses of the Fund (including the advisory fee but excluding interest, taxes, brokerage
commissions,  and  extraordinary          expenses)  exceed  the limits set by
applicable regulation of state securities commissions, the Advisor will reduce its fee by the amount of such excess.

        The Advisor also acts as the transfer, dividend paying and shareholder
servicing  agent  for  the          Fund.    These services are provided at no
additional cost to the Fund.

          Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Fund.

       The compensation of the non-affiliated Directors totaled $3,334 for the
period  September  6,        1996 (commencement of operations) to December 31,
1996.

Notes to Financial Statements

4.     PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities, other than short-term securities, were
$68,223,244  and      $294,390, respectively, for the period September 6, 1996
(commencement of operations) to     December 31, 1996.

5.     CAPITAL STOCK TRANSACTIONS

     Transactions in shares of World Opportunities Series were:





              For the Period 9/6/96
                 (commencement of
             operations) to 12/31/96


                      Shares              Amount
             ------------------------  ------------

Sold                       7,582,503   $75,856,659
Reinvested                    43,147       433,194
Repurchased                 (206,792)   (2,085,968)
Total                      7,418,858   $74,203,885



6.     FOREIGN SECURITIES

          Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with
investing  in  securities  of  U.S.  companies          and  the United States
government.    These  risks  include  revaluation of currencies and future adverse  political  and  economic  developments.  Moreover, securities of many
foreign        companies and foreign governments and their markets may be less
liquid  and  their  prices          more  volatile than of those securities of
comparable U.S. companies and the United States          government.

Independent Auditors' Report


TO THE SHAREHOLDERS AND DIRECTORS OF
MANNING & NAPIER FUND, INC.- WORLD OPPORTUNITIES SERIES:

We have audited the accompanying statement of assets and liabilities of Manning & Napier Fund, Inc.- World Opportunities Series, including the schedule of portfolio investments, as of December 31, 1996, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period September 6, 1996 (commencement of operations) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Manning & Napier Fund, Inc.- World Opportunities Series as of December 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the period September 6, 1996 (commencement of operations) to December 31, 1996 in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
BOSTON, MASSACHUSETTS
JANUARY 23, 1997

                                     PART C




   Part C is hereby incorporated by reference to the Registration Statement on Form N-1A filed on March 6, 1996.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this
Post-Effective Amendment No.   25     to the Registration Statement to be
signed on its behalf by the undersigned, thereunto duly authorized, in the
City of Rochester and State of New York on the    13th day of March, 1997.


          Manning & Napier Fund, Inc.
          (Registrant)


          By:/s/William Manning
                William Manning
                President


     Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment No.    25     to the Registration Statement has been
signed below by the following persons in the capacities and on the date indicated.






-----------------------
Signature                Title                                  Date
-----------------------  -------------------------------------  -------

/s/William Manning       Principal Executive                    3/13/97
-----------------------                                         -------
   William Manning       Officer

/s/B. Reuben Auspitz     Director and Officer                   3/13/97
-----------------------                                         -------
   B. Reuben Auspitz

/s/Martin F. Birmingham  Director                               3/13/97
-----------------------                                         -------
   Martin F. Birmingham

/s/Harris H. Rusitzky    Director                               3/13/97
-----------------------                                         -------
   Harris H. Rusitzky

/s/Peter L. Faber        Director                               3/13/97
-----------------------                                         -------
   Peter L. Faber

/s/Stephen B. Ashley     Director                               3/13/97
-----------------------                                         -------
   Stephen B. Ashley

/s/Timothy P. Mullaney   Chief Financial &                      3/13/97
-----------------------  Accounting Officer,                    -------
   Timothy P. Mullaney   Treasurer

